Financial Instruments - Contractual Maturities of Financial Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Maturity Analysis For Financial Liabilities [Abstract]
Unamortised debt issuance cost	$ 769	$ 1,257